Angel Oak Mortgage Trust 2025-2 ABS-15G

Exhibit 99.31

Infinity Loan ID	Loan Number	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
XXX	2025020453		XXX	XXX	XXX	XXX	Not Covered/Exempt	3	1	Valuation	Property	XXX	Resolved	3	R	* Subject property is located in a XXX designated XXX area (recent). (Lvl R)	Property is located in XXX. Provide a proof stating that property is not impacted by the recent XXX (XXX) per the XXX declaration. Resolved XXX - Report provided post-XXX, condition resolved.	Resolved XXX - Report provided post-XXX, condition resolved.	Resolved XXX - Report provided post-XXX, condition resolved.			QC Complete	XXX	XXX	XXX	XXX
XXX	2025020511	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Credit Report is dated XXX which is XXX days from note date. A copy of an exception approval letter is available in the loan file.	Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.

FICO: XXX FICO exceeds the guideline requirement of XXX.

DSCR: XXX DSCR exceeds the guideline requirement of XXX.
																						QC Complete	XXX			XXX
XXX	2025020510	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Credit Report is dated XXX which is XXX days from note date. A copy of an exception approval letter is available in the loan file.	Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.

FICO: XXX FICO exceeds the guideline requirement of XXX.

																				DSCR: XXX DSCR exceeds the guideline requirement of XXX.		QC Complete	XXX			XXX